SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of annual rates used in calculating amortization
Computer hardware	30% declining-balance
Computer software	50% declining-balance
Office furniture	20% declining-balance
Automobile	20% declining-balance
Equipment	30% declining-balance